Employee Benefit Plans - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2016	Apr. 30, 2014 USD ($) Installment $ / shares shares	Mar. 31, 2016 USD ($) Installment shares	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Defined Benefit Plan Disclosure [Line Items]
ESOP compensation expense			$ 1,761	$ 1,608	$ 912
Employee Stock Ownership Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Eligibility terms			Effective upon the consummation of the Bank’s reorganization in March 2004, an ESOP was established for all eligible employees who had completed a twelve-month period of employment with the Bank and had at least 1,000 hours of service and had attained the age of 21
ESOP term loan			$ 11,000
Purchase of common stock shares | shares			1,076,126
Number of installments for term loan principal | Installment			15
Interest on term loan			4.00%
ESOP compensation expense			$ 1,600	1,500	807
Second ESOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Eligibility terms			Upon completion of the Company’s second-step conversion in April 2014, a second ESOP was offered to eligible employees.
ESOP term loan		$ 10,200
Purchase of common stock shares | shares		1,023,566
Number of installments for term loan principal | Installment		20
Interest on term loan		3.25%
Common stock price per share | $ / shares		$ 10.00
401(k) [Member]
Defined Benefit Plan Disclosure [Line Items]
Eligibility terms			The Bank sponsors a Plan, pursuant to Section 401(k) of the Internal Revenue Code (“IRC”), for all eligible (attainment of age 21 and three months of service) employees. Employees were permitted to elect to save up to 25% of their compensation, subject to IRC limits after one year of service. For each dollar up to 4.5% of compensation, the Bank matched 50% of the employees’ contribution. Effective on January 1, 2016, employees may elect to save up to 100% of their compensation, which was up from 25% from prior year, subject to IRC limits. After one year of service, for each dollar up to 4.0% of compensation, the Bank matches 100% of the employees’ contribution.
Percentage of compensation of employees	100.00%		25.00%
Maximum base percentage of compensation expense	4.00%		4.50%
Maximum matching contribution of employer	100.00%		50.00%
Compensation expenses			$ 130	92	94
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Compensation expenses			165	226	$ 62
Accrued SERP liability included in other liabilities			$ 413	$ 273